Leases - Lessor: Investment in Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Property Subject to or Available for Operating Lease [Line Items]
Right-of-use-asset (operating leases)	¥ 270,160
Investment in Operating Leases	1,400,001	¥ 1,335,959
Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,931,309	1,938,515
Accumulated depreciation	(678,245)	(634,478)
Net	1,253,064	1,304,037
Right-of-use-asset (operating leases)	121,553
Accrued rental receivables	25,384	31,922
Investment in Operating Leases	1,400,001	1,335,959
Transportation equipment | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,305,908	1,304,925
Measuring and information-related equipment | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	287,301	266,436
Real Estate Asset | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	305,981	336,002
Other | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 32,119	¥ 31,152